CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Sensitivity Analysis) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Profit or loss	$ (31,216)	$ (36,868)	$ (43,586)
Euro [Member] | 10% strengthening US Dollar [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Profit or loss	1,167	1,004
Euro [Member] | 10% Weakening US Dollar [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Profit or loss	$ (1,427)	$ (1,227)